Share Capital - Capital Issued (Details) - EUR (€)			12 Months Ended
	Mar. 31, 2022	Mar. 11, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 10, 2022	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Equity			€ (27,045,000)	€ 26,790,000	€ 70,468,000		€ (1,908,000)
Par value per share (euro per share)			€ 0.03	€ 0.03
Share Capital
Disclosure of classes of share capital [line items]
Equity		€ 1,046,276	€ 1,046,276	€ 1,044,776.16	€ 1,033,000	€ 1,044,776	€ 672,000
Number of shares outstanding (in shares)			34,875,872	34,825,872	34,432,122		22,415,039
Par value per share (euro per share)		€ 0.03
Capital increase, net (in shares)			50,000	393,750	12,017,083
Share Capital | AGA 2020
Disclosure of classes of share capital [line items]
Capital increase, net (in shares)	50,000	50,000	50,000